SCUDDER
                                                                     INVESTMENTS


Sector Specific Funds I

Scudder Health Care Fund
Scudder Global Biotechnology Fund
Scudder Technology Fund

Supplement to the prospectus dated October 1, 2004
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Effective  January  1,  2005,  Scudder  Global  Biotechnology  Fund is no longer offered through this prospectus. For a copy of each fund's current prospectus, please contact Scudder Investments.





               Please Retain This Supplement for Future Reference

January 1, 2005
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